Earnings per share (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	2,612	2,680	2,457
Weighted-average shares outstanding (in shares)	843.1	871.1	902.2
Effect of stock options (in shares)	3.0	4.3	6.7
Weighted-average diluted shares outstanding (in shares)	846.1	875.4	908.9
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	3.10	3.08	2.72
Diluted earnings per share (in dollars per share)	3.09	3.06	2.70